Schedule of Investments (unaudited)
August 31, 2022
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.5%
BAE Systems PLC	43,146	$ 388,577
Curtiss-Wright Corp.	2,564	377,395
HEICO Corp., Class A	24,758	3,034,836
Rheinmetall AG	678	107,629
Saab AB, Class B	36,862	1,231,452
Textron, Inc.	34,710	2,165,210
Thales SA	7,709	929,403
		8,234,502
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	170	19,406
Deutsche Post AG, Registered Shares	11,421	416,857
DSV A/S	2,638	389,812
Expeditors International of Washington, Inc.	2,487	255,887
FedEx Corp.	1,031	217,345
JD Logistics, Inc.(a)(b)	20,800	44,384
United Parcel Service, Inc., Class B	7,645	1,487,029
		2,830,720
Airlines — 0.0%
Deutsche Lufthansa AG, Registered Shares(b)	15,075	89,625
Auto Components — 0.0%
Fuyao Glass Industry Group Co. Ltd., Class H(a)	28,800	137,429
Nokian Renkaat Oyj	13,055	135,488
		272,917
Automobiles — 1.5%
Bayerische Motoren Werke AG	34,104	2,512,737
BYD Co. Ltd., Class H	21,000	647,122
Geely Automobile Holdings Ltd.	359,000	721,310
General Motors Co.	51,538	1,969,267
Great Wall Motor Co. Ltd., Class H	105,500	158,285
Honda Motor Co. Ltd.	94,900	2,526,453
Mercedes-Benz Group AG	42,293	2,371,186
NIO, Inc., ADR(b)	5,306	105,642
Renault SA(b)	4,708	134,098
Tesla, Inc.(b)	35,032	9,655,169
Volkswagen AG	826	152,786
Volkswagen AG, Preference Shares	12,883	1,832,466
XPeng, Inc., ADR(b)	4,145	76,765
Yadea Group Holdings Ltd.(a)	70,000	133,518
		22,996,804
Banks — 2.8%
Australia & New Zealand Banking Group Ltd.	86,461	1,336,562
Banco Bilbao Vizcaya Argentaria SA	387,999	1,741,026
Bancolombia SA	6,422	49,590
Bank Central Asia Tbk PT	2,372,600	1,310,205
Bank Hapoalim BM	3,575	37,064
Bank Negara Indonesia Persero Tbk PT	213,100	122,227
Bank of America Corp.	272,324	9,152,810
Bank of Nova Scotia	71,924	3,976,945
Bank Polska Kasa Opieki SA	9,895	136,888
Bank Rakyat Indonesia Persero Tbk PT	1,229,700	359,108
Barclays PLC	242,608	462,578
China Merchants Bank Co. Ltd., Class H	100,500	513,968
Commerzbank AG(b)	28,128	187,162
Commonwealth Bank of Australia	13,330	880,876
Credicorp Ltd.	2,891	372,621
Erste Group Bank AG	5,046	113,473
Grupo Financiero Banorte SAB de CV, Class O	81,680	482,462
Industrial & Commercial Bank of China Ltd., Class H	693,000	352,074
Security	Shares	Value
Banks (continued)
JPMorgan Chase & Co.	92,736	$ 10,546,865
KeyCorp	3,322	58,766
Lloyds Banking Group PLC	44,256	22,427
National Australia Bank Ltd.	44,674	926,366
NatWest Group PLC	999,401	2,851,958
PNC Financial Services Group, Inc.	5,314	839,612
Postal Savings Bank of China Co. Ltd., Class H(a)	51,000	30,446
Société Générale SA	3,318	73,147
Swedbank AB, A Shares	1,412	18,250
U.S. Bancorp	7,823	356,807
UniCredit SpA	109,129	1,067,924
Wells Fargo & Co.	78,941	3,450,511
Westpac Banking Corp.	107,340	1,575,486
		43,406,204
Beverages — 1.7%
Anheuser-Busch InBev SA/NV	44,025	2,126,166
Arca Continental SAB de CV	15,516	105,019
Brown-Forman Corp., Class B	56,904	4,136,921
Budweiser Brewing Co. APAC Ltd.(a)	306,100	899,763
China Resources Beer Holdings Co. Ltd.	28,000	195,189
Coca-Cola Bottlers Japan Holdings, Inc.	3,700	37,840
Coca-Cola Co.	46,397	2,863,159
Coca-Cola Europacific Partners PLC	801	39,385
Coca-Cola Femsa SAB de CV	42,908	261,944
Davide Campari-Milano NV	74,816	734,008
Fomento Economico Mexicano SAB de CV	52,226	326,890
Heineken NV	20,459	1,838,836
PepsiCo, Inc.	51,813	8,925,825
Pernod Ricard SA	13,820	2,535,809
Remy Cointreau SA	483	89,578
Suntory Beverage & Food Ltd.	14,000	511,373
Tsingtao Brewery Co. Ltd., Class H	6,000	58,266
		25,685,971
Biotechnology — 0.8%
3SBio, Inc.(a)	312,000	207,436
AbbVie, Inc.	3,003	403,783
Akeso, Inc.(a)(b)	7,000	22,411
Alkermes PLC(b)	10,416	246,547
Amgen, Inc.	9,916	2,382,815
BeiGene Ltd.(b)	2,500	32,853
BeiGene Ltd., ADR(b)	1,704	292,509
Biogen, Inc.(b)	4,313	842,674
BioMarin Pharmaceutical, Inc.(b)	6,999	624,311
CSL Ltd.	4,850	970,086
Exelixis, Inc.(b)	6,629	117,598
Genmab A/S(b)	2,168	771,735
Gilead Sciences, Inc.	25,579	1,623,499
Incyte Corp.(b)	8,736	615,276
Innovent Biologics, Inc.(a)(b)	63,000	265,578
Legend Biotech Corp., ADR(b)	5,351	248,768
Moderna, Inc.(b)	1,969	260,440
Regeneron Pharmaceuticals, Inc.(b)	2,238	1,300,412
Shanghai Junshi Biosciences Co. Ltd., Class H(a)(b)	21,400	78,448
United Therapeutics Corp.(b)	1,521	344,689
Vertex Pharmaceuticals, Inc.(b)	5,208	1,467,406
		13,119,274
Building Products — 0.1%
A O Smith Corp.	541	30,539
Belimo Holding AG, Registered Shares	750	284,502
Fortune Brands Home & Security, Inc.	330	20,272

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Geberit AG, Registered Shares	234	$ 108,119
Lixil Corp.	8,400	146,072
Owens Corning	10,278	840,021
ROCKWOOL A/S, B Shares	112	23,053
		1,452,578
Capital Markets — 0.8%
Bank of New York Mellon Corp.	113,362	4,707,924
Deutsche Bank AG, Registered Shares	176,005	1,468,388
Deutsche Boerse AG	2,773	468,844
Haitong Securities Co. Ltd., Class H	34,400	22,522
Insignia Financial Ltd.	16,432	38,657
Julius Baer Group Ltd.	9,154	442,319
Macquarie Group Ltd.	20,756	2,483,524
Stifel Financial Corp.	9,442	560,005
UBS Group AG, Registered Shares	170,982	2,709,505
XP, Inc., Class A(b)	823	15,834
		12,917,522
Chemicals — 0.5%
Croda International PLC	6,711	523,088
Givaudan SA, Registered Shares	984	3,139,528
K+S AG, Registered Shares	854	19,455
Linde PLC	880	248,917
Methanex Corp.	1,407	50,855
Nitto Denko Corp.	2,000	123,266
Novozymes A/S, B Shares	18,410	1,056,616
Sika AG, Registered Shares	10,733	2,414,869
Solvay SA	1,875	151,362
Sumitomo Chemical Co. Ltd.	175,400	690,431
Wacker Chemie AG	272	38,683
		8,457,070
Commercial Services & Supplies — 0.0%
Sohgo Security Services Co. Ltd.	700	18,136
Tetra Tech, Inc.	1,845	250,569
		268,705
Communications Equipment — 0.1%
BYD Electronic International Co. Ltd.	11,500	30,384
Juniper Networks, Inc.	20,391	579,512
Nokia Oyj	79,659	401,431
Telefonaktiebolaget LM Ericsson, B Shares	42,916	320,944
ZTE Corp., Class H	86,800	183,262
		1,515,533
Construction & Engineering — 0.2%
Ackermans & van Haaren NV	4,945	722,925
AECOM	3,058	223,693
Bouygues SA	9,673	284,144
COMSYS Holdings Corp.	7,300	135,576
Eiffage SA	3,550	312,240
EXEO Group, Inc.	4,800	73,643
JGC Holdings Corp.	4,500	60,635
Obayashi Corp.	17,500	121,040
Shimizu Corp.	25,600	140,377
Vinci SA	8,048	742,456
WSP Global, Inc.	775	92,356
		2,909,085
Construction Materials — 0.0%
James Hardie Industries PLC	12,049	273,095
Consumer Finance — 0.9%
AEON Financial Service Co. Ltd.	3,000	30,811
Ally Financial, Inc.	60,099	1,995,287
Security	Shares	Value
Consumer Finance (continued)
American Express Co.	45,368	$ 6,895,936
Capital One Financial Corp.	26,278	2,780,738
Lufax Holding Ltd., ADR	6,549	28,619
Synchrony Financial	48,365	1,583,954
		13,315,345
Distributors — 0.0%
D’ieteren Group	333	50,200
Diversified Consumer Services — 0.0%
Benesse Holdings, Inc.	1,100	17,290
H&R Block, Inc.	1,424	64,080
Service Corp. International	10,637	656,409
		737,779
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(b)	12,949	3,636,079
FirstRand Ltd.	49,744	185,799
Groupe Bruxelles Lambert SA	10,218	772,442
Industrivarden AB, C Shares	759	16,651
Investor AB, B Shares	7,119	112,204
Voya Financial, Inc.	53,963	3,320,344
		8,043,519
Diversified Telecommunication Services — 0.5%
BCE, Inc.	63,467	3,062,808
Bezeq The Israeli Telecommunication Corp. Ltd.	408,744	689,106
Nippon Telegraph & Telephone Corp.	123,900	3,358,222
Telkom Indonesia Persero Tbk PT	1,332,600	408,083
Telstra Corp. Ltd.	268,592	726,338
		8,244,557
Electric Utilities — 0.9%
Acciona SA	3,598	704,727
Contact Energy Ltd.	26,547	127,552
Edison International	86,512	5,862,918
Electricite de France SA	29,596	353,856
Elia Group SA/NV	7,455	1,082,998
Enel SpA	434,597	2,042,202
Hydro One Ltd.(a)	106,620	2,886,822
NextEra Energy, Inc.	2,195	186,707
SSE PLC	14,603	279,833
Terna - Rete Elettrica Nazionale	3,033	21,562
Verbund AG	1,384	132,252
		13,681,429
Electrical Equipment — 0.1%
ABB Ltd., Registered Shares	31,382	865,002
AMETEK, Inc.	955	114,753
Legrand SA	9,243	668,774
Signify NV(a)	10,023	284,912
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	41,200	61,395
		1,994,836
Electronic Equipment, Instruments & Components — 0.2%
Anritsu Corp.	5,500	64,833
Azbil Corp.	2,300	65,535
Keysight Technologies, Inc.(b)	3,183	521,662
Omron Corp.	41,100	2,162,940
Shimadzu Corp.	600	17,523
Spectris PLC	6,235	201,598
Sunny Optical Technology Group Co. Ltd.	2,400	32,766
		3,066,857
Energy Equipment & Services — 0.1%
Schlumberger NV	29,997	1,144,386

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment — 0.0%
NetEase, Inc.	1,900	$ 33,929
Nintendo Co. Ltd.	1,500	614,020
		647,949
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	3,266	829,727
Brixmor Property Group, Inc.	43,841	941,705
Charter Hall Group	2,189	19,964
Crown Castle, Inc.	32,132	5,489,110
Digital Realty Trust, Inc.	4,668	577,105
Equinix, Inc.	4,702	3,090,954
Equity Residential	14,608	1,069,013
Essex Property Trust, Inc.	134	35,518
Goodman Group	5,765	76,663
GPT Group	18,117	51,624
Klepierre SA	8,294	170,129
Lamar Advertising Co., Class A	1,163	109,194
Prologis, Inc.	8,823	1,098,552
RLJ Lodging Trust	17	205
Segro PLC	131,233	1,432,143
Shopping Centres Australasia Property Group	13,156	24,299
Simon Property Group, Inc.	15,946	1,626,173
Stockland	450,337	1,107,768
Tritax Big Box REIT PLC	26,791	51,686
Warehouses De Pauw CVA	10,283	312,882
		18,114,414
Food & Staples Retailing — 0.3%
Cosmos Pharmaceutical Corp.	2,400	252,776
Costco Wholesale Corp.	5,568	2,907,053
George Weston Ltd.	638	72,940
Lawson, Inc.	4,700	155,762
Marks & Spencer Group PLC(b)	74,188	104,835
Shoprite Holdings Ltd.	11,905	161,432
Tesco PLC	42,777	123,552
Tsuruha Holdings, Inc.	26,700	1,482,025
Wal-Mart de Mexico SAB de CV	14,610	47,877
		5,308,252
Food Products — 1.1%
Ajinomoto Co., Inc.	19,200	530,685
Associated British Foods PLC	61,851	1,092,350
Calbee, Inc.	1,400	27,781
Chocoladefabriken Lindt & Spruengli AG	76	803,804
Gruma SAB de CV, Class B	4,042	44,189
Grupo Bimbo SAB de CV, Series A	28,229	95,098
Kuala Lumpur Kepong Bhd	21,200	109,612
Leroy Seafood Group ASA	8,542	57,075
MEIJI Holdings Co. Ltd.	1,100	52,403
Mondelez International, Inc., Class A	32,710	2,023,441
Nestlé SA, Registered Shares	82,902	9,701,439
Nichirei Corp.	16,600	296,759
Nissin Foods Holdings Co. Ltd.	7,900	565,217
Nomad Foods Ltd.(b)	21,597	382,051
Orkla ASA	22,544	188,781
Tingyi Cayman Islands Holding Corp.	66,000	117,198
Uni-President China Holdings Ltd.	131,000	112,784
Want Want China Holdings Ltd.	47,000	33,108
		16,233,775
Gas Utilities — 0.0%
ENN Energy Holdings Ltd.	1,900	27,602
Perusahaan Gas Negara Tbk PT	1,340,900	165,892
		193,494
Security	Shares	Value
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	245	$ 25,149
ABIOMED, Inc.(b)	135	35,003
Align Technology, Inc.(b)	7,480	1,822,876
Boston Scientific Corp.(b)	166,293	6,703,271
Edwards Lifesciences Corp.(b)	21,345	1,923,185
Elekta AB, B Shares	15,654	89,735
Fisher & Paykel Healthcare Corp. Ltd.	5,801	69,448
Hoya Corp.	1,200	122,372
IDEXX Laboratories, Inc.(b)	5,925	2,059,648
Medtronic PLC	53,155	4,673,388
Sartorius AG, Preference Shares	1,494	622,438
Straumann Holding AG, Registered Shares	2,243	245,794
Teleflex, Inc.	549	124,217
Terumo Corp.	15,800	507,206
		19,023,730
Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	5,640	826,598
Cigna Corp.	9,593	2,719,136
CVS Health Corp.	37,355	3,666,393
Elevance Health, Inc.	3,547	1,720,685
Humana, Inc.	4,815	2,319,771
Jinxin Fertility Group Ltd.(a)	29,500	19,210
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	55,700	80,976
Sinopharm Group Co. Ltd., Class H	64,000	142,579
UnitedHealth Group, Inc.	19,803	10,284,292
		21,779,640
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(b)	469	93,481
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc., Class A(b)	2,080	235,290
Alsea SAB de CV(b)	175,457	317,880
Aristocrat Leisure Ltd.	158,544	3,826,687
Booking Holdings, Inc.(b)	270	506,469
Chipotle Mexican Grill, Inc.(b)	369	589,219
Expedia Group, Inc.(b)	6,101	626,268
Flight Centre Travel Group Ltd.(b)	15,329	184,931
InterContinental Hotels Group PLC	9,274	503,450
International Game Technology PLC	17,705	317,628
Marriott International, Inc., Class A	992	152,510
Papa John’s International, Inc.	473	38,232
Royal Caribbean Cruises Ltd.(b)	12,276	501,475
Travel + Leisure Co.	90,555	3,839,532
Trip.com Group Ltd.(b)	750	19,369
Trip.com Group Ltd., ADR(b)	14,144	363,784
Yum China Holdings, Inc.	27,610	1,383,537
Yum! Brands, Inc.	12,871	1,431,770
		14,838,031
Household Durables — 0.1%
Barratt Developments PLC	145,704	721,349
Bellway PLC	2,427	57,385
Garmin Ltd.	2,687	237,773
Taylor Wimpey PLC	20,611	25,857
Whirlpool Corp.	1,322	207,025
		1,249,389
Household Products — 0.7%
Colgate-Palmolive Co.	83,196	6,506,759
Procter & Gamble Co.	30,799	4,248,414
Unicharm Corp.	13,400	465,673
		11,220,846

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
Atlantica Sustainable Infrastructure PLC	8,100	$ 270,702
China Datang Corp. Renewable Power Co. Ltd., Class H	58,000	14,525
Clearway Energy, Inc., Class C	2,680	99,428
Drax Group PLC	50,444	372,103
Encavis AG	1,002	21,414
Innergex Renewable Energy, Inc.	8,042	121,547
Meridian Energy Ltd.	6,589	20,102
Orron Energy AB	284,480	541,086
		1,460,907
Industrial Conglomerates — 0.8%
General Electric Co.	43,182	3,171,286
Honeywell International, Inc.	21,860	4,139,191
Siemens AG, Registered Shares	40,393	4,091,573
Smiths Group PLC	41,496	716,878
		12,118,928
Insurance — 1.9%
Ageas SA/NV	562	22,804
AIA Group Ltd.	681,200	6,553,986
Aon PLC, Class A	344	96,065
AXA SA	20,362	479,558
Brighthouse Financial, Inc.(b)	1,636	77,792
Direct Line Insurance Group PLC	44,537	106,076
Great-West Lifeco, Inc.	1,968	46,227
Hannover Rueck SE	716	105,528
Lincoln National Corp.	24,883	1,146,111
Manulife Financial Corp.	209,185	3,618,748
Marsh & McLennan Cos., Inc.	25,323	4,086,373
MetLife, Inc.	100,438	6,461,177
Ping An Insurance Group Co. of China Ltd., H Shares	110,500	649,922
Swiss Life Holding AG, Registered Shares	2,303	1,203,726
T&D Holdings, Inc.	2,600	28,395
Talanx AG	1,250	44,314
Tokio Marine Holdings, Inc.	21,000	1,163,807
Travelers Cos., Inc.	20,215	3,267,553
Unum Group	1,086	41,105
		29,199,267
Interactive Media & Services — 2.6%
Alphabet, Inc., Class A(b)	107,367	11,619,257
Alphabet, Inc., Class C(b)	83,240	9,085,646
Auto Trader Group PLC(a)	115,310	870,669
Baidu, Inc., Class A(b)	67,050	1,196,881
JOYY, Inc., ADR	3,231	97,964
Kuaishou Technology(a)(b)	46,100	399,433
Meta Platforms, Inc., Class A(b)	68,824	11,213,494
REA Group Ltd.	2,140	184,550
Scout24 SE(a)	8,428	485,563
SEEK Ltd.	2,059	29,050
Snap, Inc., Class A(b)	3,984	43,346
Tencent Holdings Ltd.	114,700	4,740,640
Z Holdings Corp.	86,300	253,711
		40,220,204
Internet & Direct Marketing Retail — 1.3%
Alibaba Group Holding Ltd.(b)	267,200	3,187,842
Amazon.com, Inc.(b)	105,724	13,402,631
Coupang, Inc.(b)	25,955	438,640
eBay, Inc.	33,966	1,498,920
JD.com, Inc., Class A	20,850	660,010
Meituan, Class B(a)(b)	30,900	742,132
Ping An Healthcare and Technology Co. Ltd.(a)(b)	5,600	15,160
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Rakuten Group, Inc.	8,400	$ 40,767
ZOZO, Inc.	1,400	30,945
		20,017,047
IT Services — 2.0%
Accenture PLC, Class A	27,719	7,995,823
Capgemini SE	796	137,531
CGI, Inc.(b)	5,125	405,833
Cognizant Technology Solutions Corp., Class A	83,552	5,277,980
DXC Technology Co.(b)	1,572	38,954
EPAM Systems, Inc.(b)	828	353,142
Fujitsu Ltd.	3,000	353,020
Gartner, Inc.(b)	9,482	2,705,404
Genpact Ltd.	13,408	629,908
Mastercard, Inc., Class A	6,665	2,161,926
NEC Corp.	1,300	47,413
Nomura Research Institute Ltd.	57,300	1,542,161
Otsuka Corp.	10,800	349,099
Paychex, Inc.	2,795	344,735
PayPal Holdings, Inc.(b)	11,766	1,099,415
StoneCo Ltd., Class A(b)	10,632	100,791
Visa, Inc., Class A	40,459	8,039,608
		31,582,743
Leisure Products — 0.0%
Sankyo Co. Ltd.	1,400	41,024
Sega Sammy Holdings, Inc.	29,400	436,437
		477,461
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	48,501	6,220,253
Mettler-Toledo International, Inc.(b)	1,464	1,775,042
Pharmaron Beijing Co. Ltd., Class H(a)	2,850	18,852
Syneos Health, Inc.(b)	25,876	1,555,406
Thermo Fisher Scientific, Inc.	222	121,061
WuXi AppTec Co. Ltd., H Shares(a)	22,200	250,616
Wuxi Biologics Cayman, Inc.(a)(b)	69,500	613,136
		10,554,366
Machinery — 0.3%
Amada Co. Ltd.	116,500	911,550
ANDRITZ AG	10,284	473,643
Daifuku Co. Ltd.	6,400	373,364
DMG Mori Co. Ltd.	2,800	36,340
Ebara Corp.	5,200	196,985
Epiroc AB, Class A	25,715	393,460
Epiroc AB, Class B	1,448	19,713
Rational AG	340	183,383
Spirax-Sarco Engineering PLC	1,760	214,854
Techtronic Industries Co. Ltd.	45,000	530,741
Timken Co.	424	26,708
Valmet Oyj	21,920	555,614
VAT Group AG(a)	1,300	310,838
Wartsila Oyj Abp	59,234	488,399
Yaskawa Electric Corp.	3,100	100,945
		4,816,537
Marine — 0.1%
AP Moller - Maersk A/S, Class A	101	235,947
AP Moller - Maersk A/S, Class B	373	894,884
Grindrod Shipping Holdings Ltd.	804	18,966
Kuehne + Nagel International AG, Registered Shares	1,882	434,951
Orient Overseas International Ltd.	1,500	41,813
		1,626,561

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media — 0.7%
Charter Communications, Inc., Class A(b)	159	$ 65,608
Comcast Corp., Class A	154,208	5,580,788
Fox Corp., Class A	143,710	4,912,008
Fuji Media Holdings, Inc.	2,700	21,367
		10,579,771
Metals & Mining — 0.8%
Aluminum Corp. of China Ltd., Class H	134,000	49,514
Anglo American PLC	46,986	1,509,871
Anglo American PLC	36,510	1,170,317
China Hongqiao Group Ltd.	40,000	38,786
CMOC Group Ltd., Class H	561,000	250,159
Franco-Nevada Corp.	720	86,563
Gold Fields Ltd.	4,991	40,309
Jiangxi Copper Co. Ltd., Class H	26,000	31,933
Maanshan Iron & Steel Co. Ltd., Class H	68,000	17,710
MMG Ltd.(b)	84,000	22,979
Reliance Steel & Aluminum Co.	9,164	1,722,649
South32 Ltd.	424,999	1,170,323
Vale Indonesia Tbk PT(b)	134,600	55,169
Wheaton Precious Metals Corp.	177,661	5,423,101
		11,589,383
Multiline Retail — 0.0%
Macy’s, Inc.	4,367	75,636
Woolworths Holdings Ltd.	7,666	25,063
		100,699
Multi-Utilities — 0.4%
A2A SpA	17,110	19,173
Centrica PLC(b)	735,300	644,907
E.ON SE	345,980	2,951,068
Engie SA	213,105	2,531,069
		6,146,217
Oil, Gas & Consumable Fuels — 2.4%
Aker BP ASA	12,948	453,579
ARC Resources Ltd.	7,312	100,938
Chevron Corp.	63,215	9,991,763
China Petroleum & Chemical Corp., Class H	2,226,000	1,046,766
Crescent Point Energy Corp.	49,598	376,890
Enbridge, Inc.	67,758	2,794,208
Enerplus Corp.	1,706	26,291
Eni SpA	2,231	26,355
EOG Resources, Inc.	25,184	3,054,819
Equinor ASA	85,091	3,302,437
Exxon Mobil Corp.	100,043	9,563,110
Gibson Energy, Inc.	1,385	26,142
Inpex Corp.	60,100	690,827
Marathon Petroleum Corp.	9,669	974,152
Ovintiv, Inc.	853	45,334
Parex Resources, Inc.	1,250	19,996
PetroChina Co. Ltd., Class H	2,842,000	1,321,580
Phillips 66	1,860	166,396
Range Resources Corp.(b)	3,555	116,817
TC Energy Corp.	5,247	252,852
Tourmaline Oil Corp.	4,698	277,763
Valero Energy Corp.	5,999	702,603
Williams Cos., Inc.	2,358	80,243
Woodside Energy Group Ltd.	59,534	1,382,886
		36,794,747
Paper & Forest Products — 0.0%
West Fraser Timber Co. Ltd.	1,341	119,974
Security	Shares	Value
Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	3,414	$ 868,453
L’Oreal SA	1,577	541,612
Pola Orbis Holdings, Inc.	4,100	45,226
Unilever PLC	101,606	4,609,084
		6,064,375
Pharmaceuticals — 3.1%
Astellas Pharma, Inc.	40,300	571,365
Bristol-Myers Squibb Co.	110,385	7,441,053
China Medical System Holdings Ltd.	15,000	22,200
CSPC Pharmaceutical Group Ltd.	28,000	28,404
Dechra Pharmaceuticals PLC	640	25,884
Eisai Co. Ltd.	8,300	338,417
Eli Lilly & Co.	16,293	4,907,940
H Lundbeck A/S	3,188	12,520
Hisamitsu Pharmaceutical Co., Inc.	1,000	24,217
Johnson & Johnson	72,549	11,705,056
Merck & Co., Inc.	70,829	6,045,964
Novartis AG, Registered Shares	9,576	774,584
Novo Nordisk A/S, Class B	59,746	6,387,674
Ono Pharmaceutical Co. Ltd.	800	19,096
Pfizer, Inc.	61,110	2,764,005
Roche Holding AG	4,692	1,511,958
Roche Holding AG	422	161,187
Santen Pharmaceutical Co. Ltd.	5,600	40,233
Sino Biopharmaceutical Ltd.	93,000	48,845
Takeda Pharmaceutical Co. Ltd.	172,700	4,773,437
Teva Pharmaceutical Industries Ltd.(b)	25,615	229,478
Teva Pharmaceutical Industries Ltd., ADR(b)	63,490	573,950
		48,407,467
Professional Services — 0.9%
Booz Allen Hamilton Holding Corp.	23,503	2,249,237
Experian PLC	95,086	2,885,428
ManpowerGroup, Inc.	2,003	146,860
Randstad NV	1,761	82,011
Recruit Holdings Co. Ltd.	41,600	1,322,489
RELX PLC	15,165	397,704
Robert Half International, Inc.	13,973	1,075,502
Teleperformance	1,474	419,806
Wolters Kluwer NV	53,830	5,264,189
		13,843,226
Real Estate Management & Development — 0.3%
Alony Hetz Properties & Investments Ltd.	1,152	18,578
China Resources Land Ltd.	40,000	163,770
CIFI Holdings Group Co. Ltd.	131,040	33,165
City Developments Ltd.	36,800	213,668
Country Garden Holdings Co. Ltd.	243,000	71,733
Country Garden Services Holdings Co. Ltd.	81,000	159,178
Daiwa House Industry Co. Ltd.	27,700	619,295
Greentown China Holdings Ltd.	47,000	88,679
Jones Lang LaSalle, Inc.(b)	1,594	275,762
LEG Immobilien SE	4,357	329,275
Logan Group Co. Ltd.	77,000	8,399
Longfor Group Holdings Ltd.(a)	5,000	16,229
Mitsubishi Estate Co. Ltd.	25,200	339,365
Mitsui Fudosan Co. Ltd.	67,100	1,358,145
Shimao Services Holdings Ltd.(a)(b)	49,000	12,552
Sun Hung Kai Properties Ltd.	8,500	99,860
Tokyo Tatemono Co. Ltd.	1,400	20,986
Zillow Group, Inc., Class A(b)	582	19,439
Zillow Group, Inc., Class C(b)	511	17,098
		3,865,176

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Road & Rail — 0.2%
Aurizon Holdings Ltd.	111,633	$ 282,335
JB Hunt Transport Services, Inc.	1,770	308,015
Knight-Swift Transportation Holdings, Inc.	2,282	115,264
Landstar System, Inc.	8,737	1,281,106
Norfolk Southern Corp.	1,613	392,169
Old Dominion Freight Line, Inc.	2,542	689,924
Uber Technologies, Inc.(b)	4,584	131,836
		3,200,649
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.(b)	40,457	3,433,586
Advantest Corp.	17,400	985,455
Analog Devices, Inc.	19,404	2,940,288
Applied Materials, Inc.	46,703	4,393,351
ASML Holding NV	4,574	2,232,639
Cirrus Logic, Inc.(b)	7,402	567,659
Disco Corp.	2,400	582,744
Intel Corp.	154,314	4,925,703
KLA Corp.	986	339,312
Lam Research Corp.	1,179	516,296
NVIDIA Corp.	48,288	7,288,591
NXP Semiconductors NV	4,180	687,944
QUALCOMM, Inc.	19,418	2,568,419
Semtech Corp.(b)	5,493	253,722
Silicon Laboratories, Inc.(b)	3,158	395,792
Tokyo Electron Ltd.	13,500	4,234,101
Xinyi Solar Holdings Ltd.	36,000	49,508
		36,395,110
Software — 3.7%
Adobe, Inc.(b)	20,748	7,748,133
ANSYS, Inc.(b)	67	16,636
Atlassian Corp. PLC, Class A(b)	71	17,584
Autodesk, Inc.(b)	3,753	757,130
Cadence Design Systems, Inc.(b)	5,315	923,588
Check Point Software Technologies Ltd.(b)	6,957	836,510
Crowdstrike Holdings, Inc., Class A(b)	801	146,271
DocuSign, Inc.(b)	4,324	251,743
Fair Isaac Corp.(b)	55	24,717
InterDigital, Inc.	2	100
Intuit, Inc.	2,254	973,232
Kingdee International Software Group Co. Ltd.(b)	66,000	128,100
Manhattan Associates, Inc.(b)	234	33,055
Microsoft Corp.	124,866	32,648,713
Nemetschek SE	2,576	151,752
Palo Alto Networks, Inc.(b)	2,841	1,581,897
RingCentral, Inc., Class A(b)	13,643	587,195
Salesforce, Inc.(b)	8,836	1,379,476
SAP SE	25,270	2,152,231
ServiceNow, Inc.(b)	7,703	3,347,878
Temenos AG, Registered Shares	519	42,503
Trend Micro, Inc.	1,000	61,568
Workday, Inc., Class A(b)	16,312	2,684,303
Zoom Video Communications, Inc., Class A(b)	676	54,350
		56,548,665
Specialty Retail — 1.3%
Best Buy Co., Inc.	13,885	981,531
China Yongda Automobiles Services Holdings Ltd.	79,000	55,717
Dick’s Sporting Goods, Inc.	6,838	727,358
Fast Retailing Co. Ltd.	200	116,946
Foschini Group Ltd.	7,466	55,426
Home Depot, Inc.	33,778	9,742,251
Industria de Diseno Textil SA	12,515	270,217
Security	Shares	Value
Specialty Retail (continued)
JB Hi-Fi Ltd.	2,333	$ 64,343
Lowe’s Cos., Inc.	38,529	7,480,020
Topsports International Holdings Ltd.(a)	66,000	52,093
Ulta Beauty, Inc.(b)	2,147	901,461
		20,447,363
Technology Hardware, Storage & Peripherals — 3.1%
Apple Inc.	273,506	43,000,613
Dell Technologies, Inc., Class C	8,342	319,415
FUJIFILM Holdings Corp.	4,100	208,144
Hewlett Packard Enterprise Co.	164,768	2,240,845
HP, Inc.	75,982	2,181,443
Lenovo Group Ltd.	232,000	191,078
Ricoh Co. Ltd.	7,600	59,732
		48,201,270
Textiles, Apparel & Luxury Goods — 1.0%
ANTA Sports Products Ltd.	44,200	532,276
Bosideng International Holdings Ltd.	50,000	28,075
Burberry Group PLC	11,880	240,317
Hermes International	2,406	3,081,522
Kering SA	9,328	4,680,347
Li Ning Co. Ltd.	23,000	209,491
Lululemon Athletica, Inc.(b)	5,221	1,566,091
Moncler SpA	14,996	667,198
NIKE, Inc., Class B	33,194	3,533,501
Pandora A/S	282	16,942
Swatch Group AG	4,093	992,534
		15,548,294
Thrifts & Mortgage Finance — 0.0%
Radian Group, Inc.	26,326	555,742
Trading Companies & Distributors — 0.7%
IMCD NV	3,859	532,372
ITOCHU Corp.	75,100	2,066,806
Marubeni Corp.	22,500	234,501
Mitsubishi Corp.	54,700	1,790,914
Mitsui & Co. Ltd.	165,400	3,881,793
SiteOne Landscape Supply, Inc.(b)	9,995	1,250,974
Sumitomo Corp.	33,000	464,165
United Rentals, Inc.(b)	2,130	622,045
		10,843,570
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,887	69,842
Kamigumi Co. Ltd.	9,400	183,947
		253,789
Water Utilities — 0.1%
United Utilities Group PLC	77,778	953,270
Wireless Telecommunication Services — 0.2%
Freenet AG	18,685	407,262
KDDI Corp.	16,500	504,919
MTN Group Ltd.	85,406	618,172
Tele2 AB, B Shares	124,459	1,325,460
		2,855,813
Total Common Stocks — 50.9% (Cost: $722,140,928)		788,800,105

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Corporate Bonds
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., 4.45%, 04/01/30	USD	1,450	$ 1,486,684
Automobiles — 0.2%
Honda Motor Co. Ltd., 2.53%, 03/10/27		1,000	934,197
Toyota Motor Credit Corp.
3.05%, 03/22/27		1,000	960,155
1.90%, 04/06/28		850	756,509
			2,650,861
Banks — 3.9%
Banco Santander SA
2.75%, 05/28/25		600	564,213
1.85%, 03/25/26		400	355,882
4.18%, 03/24/28		1,000	938,386
3.23%, 11/22/32		200	152,885
Bank of America Corp.
3.38%, 04/02/26		1,450	1,399,205
1.73%, 07/22/27		1,050	931,720
2.55%, 02/04/28		1,150	1,042,591
4.38%, 04/27/28		1,260	1,228,131
2.09%, 06/14/29		1,200	1,020,205
3.19%, 07/23/30		370	329,344
2.50%, 02/13/31		1,400	1,174,588
Series N, 1.66%, 03/11/27		1,150	1,030,582
Bank of Montreal, 1.25%, 09/15/26		1,890	1,685,931
Bank of Nova Scotia
1.05%, 03/02/26		1,550	1,393,280
1.30%, 09/15/26		1,500	1,332,282
2.95%, 03/11/27		1,450	1,360,509
Barclays PLC
2.85%, 05/07/26		1,100	1,029,845
2.28%, 11/24/27		1,000	878,245
Canadian Imperial Bank of Commerce, 3.30%, 04/07/25		600	584,486
Citigroup, Inc.
2.01%, 01/25/26		1,590	1,493,983
1.46%, 06/09/27		1,075	948,343
Series VAR, 3.07%, 02/24/28		1,650	1,525,597
HSBC Holdings PLC
3.00%, 03/10/26		1,200	1,136,936
1.59%, 05/24/27		1,800	1,567,876
2.25%, 11/22/27		2,250	1,983,592
2.21%, 08/17/29		1,400	1,158,637
2.80%, 05/24/32		1,800	1,428,039
4.76%, 03/29/33		450	400,168
ING Groep NV, 4.02%, 03/28/28		1,710	1,621,166
JPMorgan Chase & Co.
2.01%, 03/13/26		1,503	1,409,488
2.08%, 04/22/26		352	329,180
2.95%, 10/01/26		1,092	1,038,707
1.05%, 11/19/26		500	444,229
1.47%, 09/22/27		400	350,289
4.85%, 07/25/28		245	244,510
2.96%, 01/25/33		2,110	1,791,973
4.91%, 07/25/33		75	74,168
Lloyds Banking Group PLC
4.45%, 05/08/25		1,000	990,274
2.44%, 02/05/26		2,220	2,086,034
3.75%, 01/11/27		1,000	953,328
3.75%, 03/18/28		600	566,596
3.57%, 11/07/28		850	785,534
Security		Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25	USD	1,000	$ 917,892
1.54%, 07/20/27		1,450	1,277,405
2.34%, 01/19/28		1,250	1,121,672
Mizuho Financial Group, Inc.
2.65%, 05/22/26		1,350	1,266,922
1.55%, 07/09/27		1,850	1,626,199
2.17%, 05/22/32		400	314,498
NatWest Group PLC
1.64%, 06/14/27		1,560	1,365,703
5.52%, 09/30/28		2,310	2,311,210
4.89%, 05/18/29		620	596,516
Royal Bank of Canada
3.38%, 04/14/25		600	588,964
0.88%, 01/20/26		1,200	1,077,189
Santander UK Group Holdings PLC, 1.53%, 08/21/26		1,000	894,174
SVB Financial Group
1.80%, 10/28/26		1,000	887,663
2.10%, 05/15/28		550	465,761
Toronto-Dominion Bank
3.20%, 03/10/32		1,220	1,085,040
Series FXD, 1.95%, 01/12/27		1,850	1,676,081
			60,233,846
Beverages — 0.7%
Coca-Cola Co., 2.25%, 01/05/32		1,050	913,167
Diageo Capital PLC
1.38%, 09/29/25		1,000	926,128
2.00%, 04/29/30		3,300	2,820,971
Keurig Dr Pepper, Inc., 2.25%, 03/15/31		1,300	1,069,102
PepsiCo, Inc.
3.60%, 02/18/28		845	829,428
3.90%, 07/18/32		4,360	4,272,562
			10,831,358
Biotechnology — 0.6%
AbbVie, Inc., 2.95%, 11/21/26		800	754,642
Amgen, Inc.
2.20%, 02/21/27		650	597,347
3.00%, 02/22/29		1,000	918,599
4.88%, 03/01/53		95	92,150
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30		8,620	6,816,697
			9,179,435
Building Products — 0.2%
Johnson Controls International plc, 3.90%, 02/14/26		3,000	2,965,735
Owens Corning, 3.40%, 08/15/26		350	333,799
			3,299,534
Capital Markets — 2.1%
Ares Capital Corp.
2.15%, 07/15/26		1,500	1,302,812
2.88%, 06/15/27		1,000	871,090
Blackstone Private Credit Fund, 2.63%, 12/15/26		130	109,793
Deutsche Bank AG, 1.69%, 03/19/26		1,200	1,077,736
FactSet Research Systems, Inc., 2.90%, 03/01/27		3,000	2,818,925
FS KKR Capital Corp.
2.63%, 01/15/27		800	677,162
3.25%, 07/15/27		1,000	867,257
Goldman Sachs Group, Inc.
1.54%, 09/10/27		4,070	3,578,496
2.64%, 02/24/28		2,400	2,176,414

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc.
2.60%, 02/07/30	USD	1,220	$ 1,045,123
2.38%, 07/21/32		430	348,076
Series VAR, 1.09%, 12/09/26		1,000	890,284
Morgan Stanley
2.19%, 04/28/26		1,000	939,308
4.68%, 07/17/26		510	510,549
3.13%, 07/27/26		1,100	1,047,988
3.63%, 01/20/27		900	874,401
1.51%, 07/20/27		1,950	1,726,728
2.48%, 01/21/28		950	862,934
1.79%, 02/13/32		2,060	1,616,711
4.89%, 07/20/33		1,085	1,080,073
2.48%, 09/16/36		550	423,381
Nasdaq, Inc., 1.65%, 01/15/31		1,000	796,379
Nomura Holdings, Inc., 1.85%, 07/16/25		1,200	1,103,985
Prospect Capital Corp., 3.36%, 11/15/26		800	685,171
S&P Global, Inc.
2.45%, 03/01/27(a)		1,000	932,745
2.90%, 03/01/32(a)		1,135	1,006,637
Thomson Reuters Corp., 3.35%, 05/15/26		3,740	3,623,562
			32,993,720
Chemicals — 0.1%
Celanese U.S. Holdings LLC
5.90%, 07/05/24		300	302,273
6.17%, 07/15/27		130	130,135
6.33%, 07/15/29		135	134,567
DuPont de Nemours, Inc., 4.49%, 11/15/25		700	705,055
			1,272,030
Commercial Services & Supplies — 0.0%
Republic Services, Inc., 1.75%, 02/15/32		800	636,563
Communications Equipment — 0.2%
Motorola Solutions, Inc.
2.30%, 11/15/30		1,124	891,738
2.75%, 05/24/31		890	725,690
5.60%, 06/01/32		810	813,179
			2,430,607
Consumer Finance — 0.0%
American Express Co., 2.55%, 03/04/27		700	650,033
Distributors — 0.0%
Genuine Parts Co., 1.75%, 02/01/25		500	469,996
Diversified Financial Services — 0.3%
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26		2,000	1,793,199
1.65%, 06/15/31		130	103,619
2.75%, 04/15/32		50	43,161
RELX Capital, Inc., 3.00%, 05/22/30		2,295	2,060,397
			4,000,376
Diversified Telecommunication Services — 0.4%
Deutsche Telekom International Finance BV
3.60%, 01/19/27(a)		1,340	1,302,313
9.25%, 06/01/32		750	988,751
Koninklijke KPN NV
8.38%, 10/01/30		450	523,385
7.00%, 03/28/73(a)		620	612,487
Lumen Technologies, Inc., 5.38%, 06/15/29(a)		2,470	1,928,774
Verizon Communications, Inc., 2.10%, 03/22/28		1,500	1,325,656
			6,681,366
Security		Par (000)	Value
Electric Utilities — 0.5%
Avangrid, Inc.
3.20%, 04/15/25	USD	2,180	$ 2,111,762
3.80%, 06/01/29		500	467,184
Eversource Energy
2.90%, 03/01/27		1,000	937,905
3.38%, 03/01/32		750	673,842
Series U, 1.40%, 08/15/26		200	177,891
Exelon Corp.
2.75%, 03/15/27(a)		550	513,834
3.35%, 03/15/32(a)		350	313,921
NSTAR Electric Co.
3.25%, 05/15/29		1,000	942,253
3.95%, 04/01/30		1,000	977,693
			7,116,285
Electronic Equipment, Instruments & Components — 0.5%
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27		45	41,630
Flex Ltd., 3.75%, 02/01/26		1,000	951,750
Keysight Technologies, Inc.
4.60%, 04/06/27		1,250	1,253,488
3.00%, 10/30/29		3,070	2,673,584
Teledyne Technologies, Inc.
1.60%, 04/01/26		1,000	899,237
2.25%, 04/01/28		1,000	866,993
2.75%, 04/01/31		1,000	832,985
			7,519,667
Energy Equipment & Services — 0.1%
CGG SA, 8.75%, 04/01/27(a)		600	531,128
Johnson Controls International plc/Tyco Fire & Security Finance SCA
1.75%, 09/15/30		400	327,019
2.00%, 09/16/31		360	290,406
			1,148,553
Entertainment — 0.0%
Electronic Arts, Inc., 4.80%, 03/01/26		500	507,807
Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.
1.30%, 09/15/25		1,000	907,010
1.45%, 09/15/26		1,500	1,317,594
2.75%, 01/15/27		650	595,115
3.65%, 03/15/27		1,500	1,427,030
1.50%, 01/31/28		600	504,622
2.70%, 04/15/31		700	579,187
4.05%, 03/15/32		890	817,054
Crown Castle, Inc.
1.05%, 07/15/26		4,620	4,046,428
2.10%, 04/01/31		2,150	1,711,766
2.50%, 07/15/31		1,140	935,329
Equinix, Inc.
1.45%, 05/15/26		1,000	894,475
2.00%, 05/15/28		815	700,141
Extra Space Storage LP, 2.35%, 03/15/32		940	738,132
Iron Mountain, Inc., 5.25%, 07/15/30(a)		700	619,500
Life Storage LP, 3.88%, 12/15/27		450	424,946
Prologis LP, 1.63%, 03/15/31		2,000	1,622,321
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(a)		1,685	1,283,768
Welltower, Inc.
4.00%, 06/01/25		900	888,604
4.25%, 04/01/26		1,200	1,190,586
2.70%, 02/15/27		730	677,735

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.
4.00%, 04/15/30	USD	1,320	$ 1,242,696
3.38%, 03/09/33		2,560	2,243,167
			25,367,206
Food & Staples Retailing — 0.2%
Bunge Ltd. Finance Corp.
1.63%, 08/17/25		1,150	1,067,640
3.75%, 09/25/27		1,200	1,162,201
2.75%, 05/14/31		1,800	1,510,724
			3,740,565
Food Products — 0.6%
Campbell Soup Co., 4.15%, 03/15/28		600	589,175
General Mills, Inc.
4.00%, 04/17/25		500	498,383
3.20%, 02/10/27		1,250	1,204,081
2.25%, 10/14/31		2,480	2,052,565
Kellogg Co.
3.40%, 11/15/27		670	637,945
4.30%, 05/15/28		3,000	2,966,108
2.10%, 06/01/30		1,000	832,309
McCormick & Co., Inc., 3.40%, 08/15/27		700	675,036
			9,455,602
Gas Utilities — 0.0%
ONE Gas, Inc., 4.25%, 09/01/32		155	149,560
Southwest Gas Corp., 4.05%, 03/15/32		550	496,716
			646,276
Health Care Equipment & Supplies — 0.1%
Hologic, Inc., 4.63%, 02/01/28(a)		800	745,000
Health Care Providers & Services — 0.7%
AMN Healthcare, Inc., 4.00%, 04/15/29(a)		2,020	1,737,200
Elevance Health, Inc., 3.65%, 12/01/27		1,500	1,453,075
HCA, Inc.
5.25%, 06/15/26		850	854,200
3.13%, 03/15/27(a)		440	405,009
Humana, Inc.
4.50%, 04/01/25		1,050	1,058,212
1.35%, 02/03/27		1,200	1,048,530
3.70%, 03/23/29		1,500	1,416,399
Laboratory Corp. of America Holdings, 1.55%, 06/01/26		2,000	1,803,296
Quest Diagnostics, Inc., 3.45%, 06/01/26		400	389,170
			10,165,091
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 3.30%, 07/01/25		900	884,695
Starbucks Corp., 2.00%, 03/12/27		850	774,591
			1,659,286
Household Products — 0.0%
Colgate-Palmolive Co., 3.25%, 08/15/32		50	47,280
Industrial Conglomerates — 0.2%
3M Co., 3.05%, 04/15/30		1,450	1,290,138
Carlisle Cos., Inc., 2.20%, 03/01/32		2,580	2,032,858
			3,322,996
Insurance — 1.0%
Alleghany Corp., 3.63%, 05/15/30		3,270	3,062,420
Arthur J Gallagher & Co., 2.40%, 11/09/31		580	471,304
Athene Holding Ltd., 3.50%, 01/15/31		200	171,728
AXA SA, 8.60%, 12/15/30		429	534,105
Security		Par (000)	Value
Insurance (continued)
Hanover Insurance Group, Inc.
4.50%, 04/15/26	USD	1,810	$ 1,795,758
2.50%, 09/01/30		380	307,867
Manulife Financial Corp., 4.15%, 03/04/26		1,220	1,208,294
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29		1,820	1,808,917
2.25%, 11/15/30		2,000	1,706,445
2.38%, 12/15/31		3,000	2,535,639
Progressive Corp.
2.50%, 03/15/27		200	188,055
3.00%, 03/15/32		400	361,245
Willis North America, Inc., 2.95%, 09/15/29		850	734,806
			14,886,583
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc., 2.10%, 05/12/31		850	731,277
Cogent Communications Group, Inc., 7.00%, 06/15/27(a)		900	860,122
			1,591,399
IT Services — 0.7%
Automatic Data Processing, Inc., 1.70%, 05/15/28		5,380	4,818,374
Block Financial LLC, 3.88%, 08/15/30		1,490	1,354,738
Gartner, Inc., 4.50%, 07/01/28(a)		975	899,876
International Business Machines Corp.
2.20%, 02/09/27		750	690,722
2.72%, 02/09/32		750	648,526
Mastercard, Inc., 2.00%, 11/18/31		1,450	1,221,670
VeriSign, Inc., 2.70%, 06/15/31		620	508,791
			10,142,697
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.
3.05%, 09/22/26		2,000	1,904,414
2.30%, 03/12/31		3,210	2,640,958
			4,545,372
Machinery — 0.4%
Cummins, Inc.
0.75%, 09/01/25		680	622,159
1.50%, 09/01/30		1,470	1,197,209
IDEX Corp., 2.63%, 06/15/31		3,500	2,961,823
Wabash National Corp., 4.50%, 10/15/28(a)		750	637,258
			5,418,449
Media — 0.1%
Interpublic Group of Cos., Inc., 4.65%, 10/01/28		500	485,349
Sirius XM Radio, Inc., 5.50%, 07/01/29(a)		900	841,572
			1,326,921
Metals & Mining — 0.3%
Mineral Resources Ltd., 8.50%, 05/01/30(a)		850	856,222
Reliance Steel & Aluminum Co.
1.30%, 08/15/25		680	622,607
2.15%, 08/15/30		1,910	1,532,449
Steel Dynamics, Inc.
2.40%, 06/15/25		750	710,826
3.25%, 01/15/31		400	345,523
			4,067,627
Multi-Utilities — 0.2%
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28		350	340,418
2.40%, 06/15/31		1,000	853,980
Series 20A, 3.35%, 04/01/30		1,500	1,408,257
			2,602,655

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.8%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 05/01/30	USD	500	$ 487,033
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		4,170	3,832,154
EQT Corp., 7.00%, 02/01/30		510	545,743
Kinder Morgan, Inc., 2.00%, 02/15/31		850	674,946
MPLX LP, 2.65%, 08/15/30		2,030	1,692,198
ONEOK, Inc.
2.20%, 09/15/25		370	342,833
5.85%, 01/15/26		1,000	1,025,387
6.35%, 01/15/31		2,000	2,087,746
Vermilion Energy, Inc., 6.88%, 05/01/30(a)		1,290	1,252,925
			11,940,965
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)		725	588,555
Pharmaceuticals — 0.5%
Astrazeneca Finance LLC
1.20%, 05/28/26		1,150	1,038,343
1.75%, 05/28/28		800	706,245
Jazz Securities DAC, 4.38%, 01/15/29(a)		700	631,218
Merck & Co., Inc., 2.15%, 12/10/31		1,550	1,318,988
Novartis Capital Corp., 2.20%, 08/14/30		520	456,944
Zoetis, Inc.
4.50%, 11/13/25		290	293,549
3.00%, 09/12/27		640	606,440
2.00%, 05/15/30		3,770	3,167,302
			8,219,029
Professional Services — 0.1%
ASGN, Inc., 4.63%, 05/15/28(a)		1,595	1,409,623
Real Estate Management & Development — 0.1%
CBRE Services, Inc.
4.88%, 03/01/26		500	503,312
2.50%, 04/01/31		2,000	1,605,422
			2,108,734
Road & Rail — 0.0%
Canadian National Railway Co., 3.85%, 08/05/32		575	556,618
Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc., 1.75%, 06/01/30		900	754,844
Broadcom, Inc.
4.15%, 04/15/32(a)		1,240	1,108,339
4.30%, 11/15/32		900	810,265
Entegris Escrow Corp., 5.95%, 06/15/30(a)		900	853,947
NVIDIA Corp.
3.20%, 09/16/26		1,810	1,781,055
1.55%, 06/15/28		600	522,305
2.00%, 06/15/31		3,490	2,943,754
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		850	864,638
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 2.70%, 05/01/25		800	757,900
Texas Instruments, Inc.
1.90%, 09/15/31		459	387,155
3.65%, 08/16/32		745	719,766
			11,503,968
Software — 1.0%
Adobe, Inc., 2.30%, 02/01/30		3,570	3,174,106
Electronic Arts, Inc., 1.85%, 02/15/31		1,000	819,695
Intuit, Inc.
1.35%, 07/15/27		1,000	880,290
1.65%, 07/15/30		4,690	3,863,408
Security		Par (000)	Value
Software (continued)
ServiceNow, Inc., 1.40%, 09/01/30	USD	3,000	$ 2,351,478
VMware, Inc.
1.80%, 08/15/28		3,950	3,284,331
2.20%, 08/15/31		960	748,437
			15,121,745
Specialty Retail — 0.3%
Home Depot, Inc.
2.88%, 04/15/27		350	336,675
1.50%, 09/15/28		1,050	911,431
1.88%, 09/15/31		1,420	1,175,996
Lowe’s Cos., Inc.
4.00%, 04/15/25		350	349,801
3.35%, 04/01/27		1,500	1,445,860
1.70%, 09/15/28		1,150	985,685
			5,205,448
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc.
3.95%, 08/08/52		590	544,454
4.10%, 08/08/62		140	128,560
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31		226	189,826
HP, Inc.
1.45%, 06/17/26		2,500	2,233,771
4.75%, 01/15/28		1,390	1,367,195
4.00%, 04/15/29		1,550	1,451,955
4.20%, 04/15/32		1,670	1,475,005
			7,390,766
Trading Companies & Distributors — 0.0%
GATX Corp., 3.50%, 06/01/32		350	301,112
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., 3.20%, 03/15/27(a)		350	333,002
T-Mobile U.S.A., Inc., 2.70%, 03/15/32		2,940	2,449,119
			2,782,121
Total Corporate Bonds — 20.7% (Cost: $336,237,136)			319,968,410
	Shares/ Investment Value
Investment Companies(c)
Equity Funds — 2.8%
iShares MSCI Brazil ETF	176,545	5,388,153
iShares MSCI China A ETF	128,471	4,334,612
iShares MSCI India ETF	263,848	11,350,741
iShares MSCI South Korea ETF	171,621	9,938,572
iShares MSCI Taiwan ETF	261,054	13,112,742
		44,124,820
Total Investment Companies — 2.8% (Cost: $50,200,242)		44,124,820
	Shares
Preferred Securities
Preferred Stocks — 0.1%
Banks — 0.0%
Bancolombia SA, Preference Shares	24,294	167,738
Biotechnology — 0.0%
Grifols SA, Class B(b)	1,625	12,726

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B	16,651	$ 1,664,673
Total Preferred Securities — 0.1% (Cost: $1,709,057)		1,845,137
		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.6%
Fannie Mae Mortgage-Backed Securities
2.00%, 04/01/37 - 01/01/52	USD	35,003	30,524,604
2.50%, 04/01/51 - 07/01/51		7,595	6,809,223
3.00%, 09/01/34		981	951,796
4.00%, 03/01/51		944	931,690
Freddie Mac Mortgage-Backed Securities
2.00%, 04/01/37		988	911,664
2.50%, 07/01/51		4,245	3,797,532
4.00%, 06/01/52 - 08/01/52		672	656,976
Ginnie Mae Mortgage-Backed Securities
1.50%, 09/15/52(d)		100	84,752
2.00%, 10/20/51 - 09/15/52(d)		7,322	6,477,285
2.50%, 07/20/51 - 09/15/52(d)		16,317	14,895,031
3.00%, 06/20/52 - 09/15/52(d)		15,181	14,255,539
3.50%, 07/20/52 - 09/15/52(d)		10,942	10,553,463
4.00%, 07/20/52 - 09/20/52(d)		9,023	8,912,937
Uniform Mortgage-Backed Securities
1.50%, 09/01/37 - 09/01/52(d)		6,239	5,316,157
2.00%, 09/01/37(d)		2,186	2,015,449
2.50%, 09/01/37(d)		3,975	3,760,102
3.00%, 09/01/37 - 09/01/52(d)		4,400	4,181,001
3.50%, 09/01/52(d)		1,025	976,553
4.00%, 09/01/52(d)		1,675	1,634,826
			117,646,580
Total U.S. Government Sponsored Agency Securities — 7.6% (Cost: $121,734,366)			117,646,580
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40		23,000	15,654,375
2.25%, 05/15/41 - 02/15/52		46,000	37,010,000
2.38%, 02/15/42		10,000	8,289,063
3.00%, 02/15/47		5,000	4,535,156
U.S. Treasury Notes
2.50%, 03/31/27		35,000	33,701,172
1.88%, 02/28/29 - 02/15/32		33,000	29,864,687
2.38%, 05/15/29		16,000	15,088,125
0.63%, 08/15/30		5,000	4,101,758
Total U.S. Treasury Obligations — 9.6% (Cost: $163,475,135)			148,244,336
Total Long-Term Investments — 91.7% (Cost: $1,395,496,864)			1,420,629,388
Security	Shares	Value
Short-Term Securities
Money Market Funds — 7.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%(c)(e)	115,406,510	$ 115,406,510
		Par (000)
U.S. Treasury Obligations(f) — 2.9%
U.S. Treasury Bills, 1.75%, 09/29/22	USD	45,000	44,925,415
Total Short-Term Securities — 10.3% (Cost: $160,345,610)			160,331,925
Total Investments Before TBA Sale Commitments — 102.0% (Cost: $1,555,842,474)			1,580,961,313
TBA Sale Commitments(d)
Mortgage-Backed Securities — (0.0)%
Uniform Mortgage-Backed Securities, 4.00%, 09/01/52		(175)	(170,803)
Total TBA Sale Commitments — (0.0)% (Proceeds: $(174,344))			(170,803)
Total Investments Net of TBA Sale Commitments — 102.0% (Cost: $1,555,668,130)			1,580,790,510
Liabilities in Excess of Other Assets — (2.0)%			(31,198,490)
Net Assets — 100.0%			$ 1,549,592,020
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Represents or includes a TBA transaction.
(e)	Annualized 7-day yield as of period end.
(f)	Zero-coupon bond.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares/ Investment Value Held at 08/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 147,853,903	$ —	$ (32,447,393)(a)	$ —	$ —	$ 115,406,510	115,406,510	$ 477,836	$ —
iShares MSCI Brazil ETF	5,319,190	692,824	—	—	(623,861)	5,388,153	176,545	226,216	—
iShares MSCI China A ETF	4,428,395	—	—	—	(93,783)	4,334,612	128,471	8,416	—
iShares MSCI India ETF	10,931,223	—	—	—	419,518	11,350,741	263,848	—	—
iShares MSCI South Korea ETF	10,737,392	815,554	—	—	(1,614,374)	9,938,572	171,621	—	—
iShares MSCI Taiwan ETF	15,453,788	3,009,408	(3,472,132)	(528,926)	(1,349,396)	13,112,742	261,054	—	—
SL Liquidity Series, LLC, Money Market Series(b)	—	—	—(a)	—	—	—	—	2,761(c)	—
				$ (528,926)	$ (3,261,896)	$ 159,531,330		$ 715,229	$ —
(a)	Represents net shares/investment value purchased (sold).
(b)	As of period end, the entity is no longer held by the Fund.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Sustainable Balanced Fund, Inc.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	218	09/08/22	$ 30,788	$ 806,749
S&P/Toronto Stock Exchange 60 Index	5	09/15/22	887	2,605
E-Mini S&P 500 Index	23	09/16/22	4,550	52,930
Mini MSCI EAFE Index	24	09/16/22	2,192	(46,874)
Mini MSCI Emerging Markets Index	19	09/16/22	933	(12,672)
U.S. Treasury Notes (10 Year)	432	12/20/22	50,503	(146,311)
				656,427
Short Contracts
E-Mini S&P 500 Index	85	09/16/22	14,664	326,901
Mini MSCI EAFE Index	1	09/16/22	91	269
Mini MSCI Emerging Markets Index	15	09/16/22	737	32,366
U.S. Treasury Long-Term Bonds	78	12/20/22	10,596	10,241
U.S. Ultra Treasury Bonds	89	12/20/22	13,306	26,964
U.S. Ultra Treasury Bonds (10 Year)	39	12/20/22	4,882	16,919
U.S. Treasury Notes (2 Year)	58	12/30/22	12,083	28,321
U.S. Treasury Notes (5 Year)	1,123	12/30/22	124,451	645,005
				1,086,986
				$ 1,743,413
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	451,758	EUR	419,200	BNP Paribas SA	09/21/22	$ 29,883
USD	442,369	GBP	353,700	BNP Paribas SA	09/21/22	31,307
USD	441,485	JPY	57,475,400	Bank of America N.A.	09/21/22	27,061
USD	4,099,940	JPY	564,066,000	Royal Bank of Canada	09/21/22	32,759
						$121,010

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.38.V2	5.00%	Quarterly	06/20/27	USD	9,306	$ 20,965	$ 47,350	$ (26,385)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SOFR plus 0.09%, 0.79%	Quarterly	MSCI ACWI ESG Universal Index	Quarterly	BNP Paribas S.A.	04/11/23	USD	95,206	$ 1,533,874	$ —	$ 1,533,874

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Sustainable Balanced Fund, Inc.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 5,577,441	$ 2,657,061	$ —	$ 8,234,502
Air Freight & Logistics	1,979,667	851,053	—	2,830,720
Airlines	—	89,625	—	89,625
Auto Components	—	272,917	—	272,917
Automobiles	11,806,843	11,189,961	—	22,996,804
Banks	29,286,989	14,119,215	—	43,406,204
Beverages	16,659,143	9,026,828	—	25,685,971
Biotechnology	10,770,727	2,348,547	—	13,119,274
Building Products	890,832	561,746	—	1,452,578
Capital Markets	5,283,763	7,633,759	—	12,917,522
Chemicals	299,772	8,157,298	—	8,457,070
Commercial Services & Supplies	250,569	18,136	—	268,705
Communications Equipment	579,512	936,021	—	1,515,533
Construction & Engineering	316,049	2,593,036	—	2,909,085
Construction Materials	—	273,095	—	273,095
Consumer Finance	13,284,534	30,811	—	13,315,345
Distributors	—	50,200	—	50,200
Diversified Consumer Services	720,489	17,290	—	737,779
Diversified Financial Services	6,956,423	1,087,096	—	8,043,519
Diversified Telecommunication Services	3,062,808	5,181,749	—	8,244,557
Electric Utilities	8,936,447	4,744,982	—	13,681,429
Electrical Equipment	114,753	1,880,083	—	1,994,836
Electronic Equipment, Instruments & Components	521,662	2,545,195	—	3,066,857
Energy Equipment & Services	1,144,386	—	—	1,144,386
Entertainment	—	647,949	—	647,949
Equity Real Estate Investment Trusts (REITs)	14,867,256	3,247,158	—	18,114,414
Food & Staples Retailing	3,027,870	2,280,382	—	5,308,252
Food Products	2,654,391	13,579,384	—	16,233,775
Gas Utilities	—	193,494	—	193,494
Health Care Equipment & Supplies	17,366,737	1,656,993	—	19,023,730
Health Care Providers & Services	21,536,875	242,765	—	21,779,640

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Sustainable Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Technology	$ 93,481	$ —	$ —	$ 93,481
Hotels, Restaurants & Leisure	10,303,594	4,534,437	—	14,838,031
Household Durables	444,798	804,591	—	1,249,389
Household Products	10,755,173	465,673	—	11,220,846
Independent Power and Renewable Electricity Producers	491,677	969,230	—	1,460,907
Industrial Conglomerates	7,310,477	4,808,451	—	12,118,928
Insurance	18,841,151	10,358,116	—	29,199,267
Interactive Media & Services	32,059,707	8,160,497	—	40,220,204
Internet & Direct Marketing Retail	15,340,191	4,676,856	—	20,017,047
IT Services	29,153,519	2,429,224	—	31,582,743
Leisure Products	—	477,461	—	477,461
Life Sciences Tools & Services	9,671,762	882,604	—	10,554,366
Machinery	26,708	4,789,829	—	4,816,537
Marine	18,966	1,607,595	—	1,626,561
Media	10,558,404	21,367	—	10,579,771
Metals & Mining	7,232,313	4,357,070	—	11,589,383
Multiline Retail	100,699	—	—	100,699
Multi-Utilities	—	6,146,217	—	6,146,217
Oil, Gas & Consumable Fuels	28,570,317	8,224,430	—	36,794,747
Paper & Forest Products	119,974	—	—	119,974
Personal Products	868,453	5,195,922	—	6,064,375
Pharmaceuticals	33,450,488	14,956,979	—	48,407,467
Professional Services	3,471,599	10,371,627	—	13,843,226
Real Estate Management & Development	312,299	3,552,877	—	3,865,176
Road & Rail	2,918,314	282,335	—	3,200,649
Semiconductors & Semiconductor Equipment	28,310,663	8,084,447	—	36,395,110
Software	54,012,511	2,536,154	—	56,548,665
Specialty Retail	19,888,047	559,316	—	20,447,363
Technology Hardware, Storage & Peripherals	47,742,316	458,954	—	48,201,270
Textiles, Apparel & Luxury Goods	5,099,592	10,448,702	—	15,548,294
Thrifts & Mortgage Finance	555,742	—	—	555,742
Trading Companies & Distributors	1,873,019	8,970,551	—	10,843,570
Transportation Infrastructure	69,842	183,947	—	253,789
Water Utilities	—	953,270	—	953,270
Wireless Telecommunication Services	—	2,855,813	—	2,855,813
Corporate Bonds	—	319,968,410	—	319,968,410
Investment Companies	44,124,820	—	—	44,124,820
Preferred Securities
Preferred Stocks	1,832,411	12,726	—	1,845,137
U.S. Government Sponsored Agency Securities	—	117,646,580	—	117,646,580
U.S. Treasury Obligations	—	148,244,336	—	148,244,336
Short-Term Securities
Money Market Funds	115,406,510	—	—	115,406,510
U.S. Treasury Obligations	—	44,925,415	—	44,925,415
Liabilities
TBA Sale Commitments	—	(170,803)	—	(170,803)
	$ 718,925,475	$ 861,865,035	$ —	$ 1,580,790,510
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 415,071	$ 2,340,623	$ —	$ 2,755,694
Foreign Currency Exchange Contracts	—	121,010	—	121,010
Interest Rate Contracts	727,450	—	—	727,450
Liabilities
Credit Contracts	—	(26,385)	—	(26,385)
Equity Contracts	(59,546)	—	—	(59,546)
Interest Rate Contracts	(146,311)	—	—	(146,311)
	$ 936,664	$ 2,435,248	$ —	$ 3,371,912
(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Sustainable Balanced Fund, Inc.
Currency Abbreviation
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
LP	Limited Partnership
MTN	Medium-Term Note
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced
TOPIX	Tokyo Stock Price Index